Assets Held For Sale and Other Current Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset held for sale and discontinued operations [line items]
Held for sale or as held for distribution to owners	$ 42	$ 265
DOMINICAN REPUBLIC
Asset held for sale and discontinued operations [line items]
Held for sale or as held for distribution to owners		229
Other assets held for sale		$ 36